Contract Assets and Liabilities - Schedule of Contract Assets and Contract Liabilities (Details)	12 Months Ended
	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2025 USD ($)
Schedule of Contract Assets and Contract Liabilities [Abstract]
Contract assets
Balance			26,995
Additions
Revenue recognized			(26,995)
Balance